Shareholder Report, Line Graph (Details) ITGL_MassMutual Diversified Bond Fund_Class R5_TSR Annual {Class R5} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class R5
Account Value [Line Items]
Accumulated Value	$ 12,376	$ 10,853	$ 10,746	$ 13,113	$ 12,396	$ 11,771	$ 10,703	$ 10,777	$ 10,563	$ 10,000	$ 13,076
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,662	$ 10,452	$ 10,385	$ 12,161	$ 12,271	$ 11,470	$ 10,399	$ 10,527	$ 10,519	$ 10,000	$ 11,998